5. Inventory	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Inventory
Inventory

During the second quarter of 2014, the Company began a strategic initiative to restructure its product sales business by phasing out the direct sale of physical products including DVDs and CDs and shifting to a licensing model. On July 14, 2014, the Company employed Stone Newman in the newly created position of President - Worldwide Consumer Products to manage all consumer products, licensing and merchandising sales and rights for the Company’s brands and programming.

As of September 30, 2015 and December 31, 2014, the Company had recorded a total reserve of $53,338 and $54,673, respectively. In addition to nominal changes to the reserve made during the normal course of business, during the second quarter of 2014, the Company determined that a portion of its inventory may not be saleable and recorded an additional reserve of $174,963 which was recorded as a loss on inventory. Finally, during the fourth quarter of 2014, the Company donated certain inventory that had already been reserved for at which time the inventory was written off.

During the second quarter of 2014, the Company began a strategic initiative to restructure its product sales business by phasing out the direct sale of physical products including DVDs and CDs and shifting to a licensing model. On July 14, 2014, the Company employed Stone Newman in the newly created position of President - Worldwide Consumer Products to manage all consumer products, licensing and merchandising sales and rights for the Company’s brands and programming.

As of December 31, 2014 and 2013, the Company had recorded a total reserve of $54,673 and $93,607, respectively. In addition to nominal changes to the reserve made during the normal course of business, during the second quarter of 2014, the Company determined that a portion of its inventory may not be saleable and recorded an additional reserve of $174,963 which was recorded as a loss on inventory. Finally, during the fourth quarter of 2014, the Company donated certain inventory that had already been reserved for at which time the inventory was written off.